Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 14, 2018	Dec. 31, 2020 BRL (R$) vote	Dec. 31, 2017	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 shares	May 13, 2019 USD ($)	Oct. 31, 2018 shares
Authorized share capital | $				$ 50,000
Number of shares authorized (in shares)				630,000,000	630,000,000
Par value per share (in dollars per share) | $ / shares				$ 0.000079365
Share split ratio	126:1 (one hundred twenty-six for one)
Treasury shares outstanding (in shares)				532,470	532,470	6,870
Excess purchase consideration deductible for tax purposes | R$					R$ 179,323
Special reserve | R$					R$ 61,127
Repurchase Program
Proceeds from share repurchase program | $							$ 200,000,000
Proceeds from sale or issue of treasury shares | R$		R$ 76,270
Treasury shares delivered (in shares)				2,735	2,735
StoneCo Brasil Participaes S.A.
Percentage of remaining interest of outstanding equity interest			10.10%
Class B common stock
Number of shares converted (in shares)								5,881,050
Number of vote | vote		10
Class A common stock
Number of vote | vote		1
Class A common stock | Repurchase Program
Number of shares repurchased (in shares)				528,335	528,335	0